Deferred income tax - Deferred tax assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Provisions and allowances
Deferred tax assets
Balances at January 1	$ 26,266	$ 34,073
Disposal of subsidiaries		(343)
(Decrease) / increase of deferred tax assets for the year	1,786	(410)
Translation differences and inflation adjustment	(4,245)	(7,054)
Balances at December 31	23,807	26,266
Tax loss carry forwards
Deferred tax assets
Balances at January 1	112,775	113,304
Disposal of subsidiaries		(2,198)
(Decrease) / increase of deferred tax assets for the year	105,839	12,580
Translation differences and inflation adjustment	(13,238)	(10,911)
Balances at December 31	205,376	112,775
Property, plant and equipment and Intangibles Assets
Deferred tax assets
Balances at January 1	989	932
(Decrease) / increase of deferred tax assets for the year	(164)	(108)
Translation differences and inflation adjustment	(12)	165
Balances at December 31	813	989
Other
Deferred tax assets
Balances at January 1	7,675	13,022
Disposal of subsidiaries		16
(Decrease) / increase of deferred tax assets for the year	3,231	(2,482)
Translation differences and inflation adjustment	(898)	(2,881)
Balances at December 31	10,008	7,675
Deferred tax assets
Deferred tax assets
Balances at January 1	147,705	161,331
Disposal of subsidiaries		(2,525)
(Decrease) / increase of deferred tax assets for the year	110,692	9,580
Translation differences and inflation adjustment	(18,393)	(20,681)
Balances at December 31	$ 240,004	$ 147,705